10. EMPLOYEE BENEFIT PLANS (Details 5) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Plans Details 1
Shares available for future grants, beginning	178,344	199,500
Number of options granted	0	0
Number of restricted stock awards granted	(19,145)	(30,656)
Number of options expired and forfeited	20,375	9,500
Number of restricted stock awards expired or forfeited	1,352	0
Expiration of plan	(180,926)	0
Shares available for future grants, ending	0	178,344